Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/29/24 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FHA Insd. — Federal Housing Administration Insured
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.30% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.9%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$4,648,579
4.00%, 10/1/35	A+/F	4,280,000	4,342,051

			8,990,630
Guam (0.2%)
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A
5.375%, 10/1/40	Baa2	525,000	537,454
5.25%, 10/1/36	Baa2	680,000	700,997
5.125%, 10/1/34	Baa2	390,000	403,677

			1,642,128
New York (98.2%)
Albany, Cap. Resource Corp. Rev. Bonds
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB	325,000	327,610
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB	495,000	499,084
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	265,000	272,026
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB	115,000	115,981
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,150,000	1,181,928
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB	250,000	252,205
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	700,000	719,541
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	590,000	606,486
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	200,000	205,688
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	587,150
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,229,490
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	A	2,000,000	1,937,684
Broome Cnty., Local Dev. Corp. Rev. Bonds
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/50	AA	1,300,000	1,241,407
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 7/1/41	BBB-/F	2,690,000	2,110,219
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/40	AA	1,350,000	1,350,279
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/39	AA	1,295,000	1,299,697
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/38	AA	1,185,000	1,194,597
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/34	AA	1,000,000	1,030,464
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Orchard Pk.), 5.00%, 11/15/37	BBB/F	4,470,000	4,494,219
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,064,502
(Orchard Pk.), 5.00%, 11/15/30	BBB/F	500,000	507,029
(D'Youville College), 4.00%, 11/1/50	BBB	6,535,000	5,339,764
(D'Youville College), 4.00%, 11/1/40	BBB	1,000,000	892,096
(D'Youville College), 4.00%, 11/1/35	BBB	1,025,000	987,076
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds, 5.00%, 1/1/42	A+	2,250,000	2,312,352
Build NY City Resource Corp. Rev. Bonds
(KIPP NYC Pub. Charter Schools), 5.25%, 7/1/62	BBB-	6,250,000	6,434,284
(Global Cmnty. Charter School), 5.00%, 6/15/57	BB+	1,300,000	1,269,005
(Grand Concourse Academy Charter School), 5.00%, 7/1/52	BBB-	1,425,000	1,433,330
(Global Cmnty. Charter School), 5.00%, 6/15/52	BB+	1,520,000	1,497,252
(Manhattan College), 5.00%, 8/1/47	BBB+	1,000,000	1,008,054
(1232 Southern Blvd., LLC), 5.00%, 7/1/45	A+	2,500,000	2,518,301
(Grand Concourse Academy Charter School), 5.00%, 7/1/42	BBB-	550,000	563,086
(Global Cmnty. Charter School), 5.00%, 6/15/42	BB+	850,000	859,704
(Classical Charter School, Inc.), 4.75%, 6/15/58	BBB-	725,000	706,405
(Classical Charter School, Inc.), 4.75%, 6/15/53	BBB-	850,000	836,057
(Classical Charter School, Inc.), 4.50%, 6/15/43	BBB-	700,000	696,732
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB-/P	450,000	321,721
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	975,000	719,937
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	946,837
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	438,166
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB-/P	525,000	429,176
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	292,141
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	128,003
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB-	400,000	377,104
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB-	100,000	96,141
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB-	100,000	96,691
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB-	110,000	106,847
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB-	100,000	97,499
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB-	100,000	98,086
Build NY City Resource Corp. 144A Rev. Bonds
(East Harlem Scholars Academy Charter School), 5.75%, 6/1/52	BB	1,000,000	1,029,442
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/63	BB	1,600,000	1,607,936
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/53	BB	1,000,000	1,012,231
(Unity Preparatory Charter School of Brooklyn), 5.25%, 6/15/43	BB	680,000	688,415
(Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,098,277
(Inwood Academy for Leadership Charter School), 4.875%, 5/1/31	BB/P	400,000	401,040
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/51	BB+	1,000,000	777,422
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/41	BB+	1,780,000	1,505,574
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/31	BB+	1,265,000	1,210,104
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,760,426
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Marist College), 5.00%, 7/1/52	A2	9,000,000	9,397,887
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	158,920
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,094,577
(Culinary Inst. of America (The)), 4.00%, 7/1/40	Baa2	100,000	92,629
(Culinary Inst. of America (The)), 4.00%, 7/1/39	Baa2	100,000	93,629
(Culinary Inst. of America (The)), 4.00%, 7/1/38	Baa2	200,000	189,361
(Culinary Inst. of America (The)), 4.00%, 7/1/37	Baa2	175,000	169,293
(Culinary Inst. of America (The)), 4.00%, 7/1/36	Baa2	175,000	172,138
(Culinary Inst. of America (The)), 4.00%, 7/1/35	Baa2	175,000	173,890
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BBB-	4,000,000	4,047,387
5.00%, 7/1/45	BBB-	3,400,000	3,478,268
5.00%, 7/1/40	BBB-	1,000,000	1,038,414
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D, 5.00%, 9/1/39	Aa1	515,000	543,776
Erie Cnty., Indl. Dev. Agcy. Multi-Fam. Hsg. Rev. Bonds, (Westchester Pk. Preservation LP), FNMA Coll., 4.25%, 2/1/41	Aaa	4,500,000	4,411,439
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Evergeen Charter School, Inc.), Ser. A, 5.25%, 6/15/52	BB	2,000,000	1,982,365
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,005,154
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,032,001
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,301,930
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,038,598
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,245,541
(Molloy College), 5.00%, 7/1/38	BBB	865,000	884,584
(Molloy College), 5.00%, 7/1/38	BBB	480,000	484,831
(Molloy College), 5.00%, 7/1/37	BBB	315,000	318,978
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	214,887
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	220,649
(Adelphi U.), 5.00%, 6/1/32	A-	200,000	223,558
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	247,965
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	215,821
(Adelphi U.), 5.00%, 6/1/30	A-	200,000	222,345
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	167,873
(Adelphi U.), 5.00%, 6/1/26	A-	345,000	357,438
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	986,222
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A2	4,010,000	4,849,966
5.25%, 10/1/35	A2	4,000,000	4,753,100
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. B, 5.00%, 9/1/46	A2	2,500,000	2,574,236
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,025,446
Ser. B, 5.00%, 9/1/34	A2	6,635,000	6,952,820
Ser. A, 3.00%, 9/1/40	A2	1,000,000	870,881
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C-1, BAM, 5.00%, 11/15/44	AA	10,000,000	10,582,729
Ser. B, 5.00%, 11/15/33	A3	5,220,000	5,456,198
Ser. D-1, 5.00%, 11/15/33	A3	960,000	968,662
Ser. D-2, 4.00%, 11/15/47	A3	2,000,000	1,937,308
(Green Bonds), Ser. A-1, 4.00%, 11/15/47	A3	3,000,000	2,908,059
Metro. Trans. Auth. Dedicated Tax Rev. Bonds, (Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	3,655,124
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,499,496
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	3,036,551
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,003,477
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	618,292
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,252,115
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	803,183
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,125,284
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	3,878,303
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	864,337
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	762,650
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,020,141
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,021,809
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,532,967
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,638,676
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,024,172
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	4,120,000	4,075,963
Nassau Cnty., G.O. Bonds, Ser. B
5.00%, 4/1/43	Aa3	1,000,000	1,119,362
5.00%, 4/1/42	Aa3	1,200,000	1,350,657
5.00%, 4/1/41	Aa3	1,200,000	1,357,206
Nassau Cnty., Local Econ. Rev. Bonds, (Roosevelt Children's Academy Charter School), 5.00%, 7/1/55	Baa2	2,750,000	2,734,771
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	4,660,202	4,647,161
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	351,718
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,079,913
5.00%, 4/1/37	A3	1,000,000	1,045,232
5.00%, 4/1/35	A3	200,000	211,371
5.00%, 4/1/24	A3	2,000,000	2,000,967
NY City, G.O. Bonds
Ser. B-1, 5.25%, 10/1/47	Aa2	4,800,000	5,308,868
Ser. B-1, 5.25%, 10/1/43	Aa2	1,500,000	1,688,696
Ser. A, 5.00%, 8/1/47	Aa2	5,300,000	5,785,859
(Fiscal 2024), Ser. A, 5.00%, 8/1/46	Aa2	1,450,000	1,588,941
Ser. F-1, 5.00%, 4/1/43(T)	Aa2	9,440,000	9,982,517
Ser. C, 5.00%, 8/1/42	Aa2	5,350,000	5,796,874
Ser. D-1, 4.00%, 3/1/44	Aa2	1,135,000	1,136,389
Ser. A, 4.00%, 8/1/42	Aa2	3,500,000	3,518,256
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A
4.00%, 2/15/48	Aa3	880,000	853,131
4.00%, 2/15/45	Aa3	1,810,000	1,788,881
NY City, Hsg. Dev. Corp. Rev. Bonds
Ser. J, 3.15%, 11/1/54	AA+	6,190,000	4,526,987
(Sustainable Dev.), Ser. A-1, 3.05%, 11/1/42	AA+	3,195,000	2,730,203
2.80%, 2/1/50	Aa2	3,585,000	2,597,115
(Sustainable Dev.), Ser. F-1, FHA Insd., 2.50%, 11/1/51	AA+	5,480,000	3,580,320
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. A-1, 4.95%, 11/1/58	AA+	2,000,000	2,055,603
Ser. I-1, 2.80%, 11/1/60	AA+	3,000,000	1,998,560
(Sustainability Bonds), Ser. I-1, 2.70%, 11/1/55	AA+	7,000,000	4,653,735
Ser. F-1, FHA Insd., 2.60%, 11/1/56	AA+	4,000,000	2,572,223
Ser. G-1, FHA Insd., 2.45%, 11/1/45	AA+	4,500,000	3,216,538
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	5,000,000	3,293,766
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium, LLC), AGM, 4.00%, 3/1/45	AA	1,000,000	979,744
(Queens Ballpark Co., LLC), AGM, 3.00%, 1/1/33	AA	3,810,000	3,656,324
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,295,000	1,295,325
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. AA-1, 5.25%, 6/15/52	Aa1	10,000,000	11,096,893
Ser. DD, 5.25%, 6/15/47	Aa1	4,000,000	4,513,224
Ser. AA-1, 5.00%, 6/15/48	Aa1	2,090,000	2,265,426
Ser. BB-1, 3.00%, 6/15/44	Aa1	1,000,000	840,411
NY City, Transitional Fin. Auth. Rev. Bonds
5.50%, 11/1/45	AAA	10,000,000	11,477,837
(Future Tax Secd.), Ser. B-1, 5.25%, 11/1/37	AAA	3,000,000	3,520,676
(Future Tax Secd.), Ser. F-1, 5.25%, 2/1/53	AAA	5,000,000	5,521,997
(Future Tax Secd.), 5.00%, 5/1/45	AAA	3,500,000	3,894,921
(Future Tax Secd.), Ser. A-1, 5.00%, 5/1/45	AAA	4,000,000	4,431,590
(Future Tax Secd.), 5.00%, 5/1/43	AAA	2,150,000	2,416,755
5.00%, 8/1/40	AAA	14,000,000	14,905,239
(Future Tax Secd.), 5.00%, 5/1/40	AAA	2,000,000	2,299,001
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,035,839
(Future Tax Secd.), 4.00%, 5/1/40	AAA	2,500,000	2,529,725
(Future Tax Secd.), 4.00%, 5/1/39	AAA	5,000,000	5,101,177
(Future Tax Secd.), 4.00%, 8/1/38	AAA	5,000,000	5,074,298
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/37	AAA	1,000,000	1,041,082
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	14,610,000	14,872,995
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	4,591,009
Ser. S-2A, 5.00%, 7/15/36	Aa2	3,250,000	3,517,253
NY City, VRDN, Ser. I-2, 3.75%, 3/1/40	VMIG 1	8,000,000	8,000,000
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	A-	810,000	825,237
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,100,000	7,063,702
NY Counties, Tobacco Trust VI Rev. Bonds
(Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,300,000	2,172,470
Ser. A-2B, 5.00%, 6/1/45	BB+	1,000,000	966,896
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/41	A-	250,000	253,525
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/36	A-	265,000	271,453
NY State Bridge Auth. Rev. Bonds, Ser. A
4.00%, 1/1/46	Aa3	1,725,000	1,711,933
4.00%, 1/1/41	Aa3	200,000	200,919
4.00%, 1/1/40	Aa3	325,000	327,886
4.00%, 1/1/39	Aa3	250,000	254,389
4.00%, 1/1/38	Aa3	175,000	179,216
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A2	3,000,000	3,036,931
zero %, 11/15/50	A2	7,000,000	1,879,292
NY State Dorm. Auth. (NY Inst. Of Tech.)
5.25%, 7/1/54(FWC)	Baa2	2,900,000	3,153,546
5.25%, 7/1/49(FWC)	Baa2	2,300,000	2,528,593
5.00%, 7/1/44(FWC)	Baa2	700,000	758,764
5.00%, 7/1/43(FWC)	Baa2	770,000	838,080
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	7,227,737
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	6,957,777
(Iona College), Ser. A, 5.00%, 7/1/51	Baa2	350,000	349,986
(St. Joseph's College), 5.00%, 7/1/51	BBB-/F	1,775,000	1,657,372
(Iona College), 5.00%, 7/1/42	Baa2	225,000	229,257
(The New School), Ser. A, 5.00%, 7/1/42	A3	750,000	803,000
(The New School), Ser. A, 5.00%, 7/1/41	A3	1,000,000	1,075,443
(The New School), Ser. A, 5.00%, 7/1/40	A3	900,000	972,308
(The New School), Ser. A, 5.00%, 7/1/39	A3	750,000	816,188
(Wagner College), 5.00%, 7/1/38	BBB-/F	840,000	870,166
(Iona College), 5.00%, 7/1/37	Baa2	200,000	209,783
(Wagner College), 5.00%, 7/1/37	BBB-/F	770,000	806,018
(Wagner College), 5.00%, 7/1/36	BBB-/F	730,000	770,600
(Wagner College), 5.00%, 7/1/35	BBB-/F	1,000,000	1,062,882
(Wagner College), 5.00%, 7/1/33	BBB-/F	1,000,000	1,070,275
(Iona College), 5.00%, 7/1/32	Baa2	525,000	559,945
(Iona College), 5.00%, 7/1/31	Baa2	625,000	662,685
(Iona College), 5.00%, 7/1/29	Baa2	250,000	262,289
(Northwell Hlth.), 4.00%, 5/1/45	A3	10,000,000	9,622,018
(Rockefeller U. (The)), Ser. A, 4.00%, 7/1/42	Aa1	6,400,000	6,476,694
(St. Joseph's College), 4.00%, 7/1/35	BBB-/F	600,000	562,407
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,181,794
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,060
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,516,814
(Pratt Inst.), 5.00%, 7/1/39	A2	2,750,000	2,819,235
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,425,962
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,033,516
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A1	360,000	374,485
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,027
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A1	1,000,000	1,041,293
(Rochester Inst. of Tech.), Ser. A, 4.00%, 7/1/44	A1	10,790,000	10,844,479
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	10,796
Ser. B-C, 5.00%, 2/15/41	Aa1	4,995,000	5,049,112
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,094
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	5,398
Ser. A, 3.00%, 3/15/38	Aa1	1,320,000	1,221,283
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.)
Ser. C, 4.00%, 4/1/34	A-	3,600,000	3,690,456
Ser. D, 3.50%, 10/1/29	A-	5,000,000	4,917,837
NY State Env. Fac. Corp. Solid Waste Disp.
Mandatory Put Bonds (9/30/30), (Casella Waste Syst., Inc.), 5.125%, 9/1/50	B1	1,000,000	1,022,704
Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B1	550,000	533,771
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.30%, 5/1/44	VMIG 1	4,000,000	4,000,000
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.50%, 9/15/52	A2	3,000,000	2,369,693
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	3,075,000	2,429,800
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	7,120,000	5,302,570
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	29,290,000	24,488,654
(Port Auth. of NY & NJ), Ser. 1WTC, 3.00%, 2/15/42	AA-	1,500,000	1,290,466
(One Bryant Pk., LLC), Class 3, 2.80%, 9/15/69	Baa1	5,500,000	5,004,999
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	8,250,000	6,242,014
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	517,062
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	15,979,241
NY State Pwr. Auth. Rev. Bonds, (Green Bond), Ser. A, 4.00%, 11/15/55	Aa2	5,950,000	5,747,469
NY State Thruway Auth. Rev. Bonds
Ser. P, 5.25%, 1/1/54	A+	2,000,000	2,211,336
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,032,931
Ser. B, 4.00%, 1/1/45	A2	6,000,000	5,918,353
Ser. B, 4.00%, 1/1/41	A2	3,000,000	3,010,169
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK New Terminal One, LLC), 6.00%, 6/30/54	Baa3	5,700,000	6,278,374
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	2,900,000	3,150,963
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	4,500,000	4,475,854
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	7,483,245
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,148,631
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	791,531
(JFK Intl. Air Term., LLC), 5.00%, 12/1/34	Baa1	5,000,000	5,468,915
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,066,879
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,034,057
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	853,153
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	583,530
(American Airlines, Inc.), 3.00%, 8/1/31	BB-/F	1,630,000	1,518,448
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	6,606,005
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/45	Aa1	10,000,000	11,182,732
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.)
AGM, 4.00%, 12/1/46	AA	4,000,000	3,776,915
Ser. A, AGM, 4.00%, 12/1/38	AA	1,250,000	1,242,769
Ser. A, AGM, 4.00%, 12/1/37	AA	1,000,000	1,000,883
Ser. A, AGM, 4.00%, 12/1/36	AA	1,250,000	1,262,470
Ser. A, AGM, 4.00%, 12/1/35	AA	1,000,000	1,014,002
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB-/F	1,200,000	1,251,733
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 7/1/51	Baa2	700,000	702,528
5.00%, 7/1/46	Baa2	450,000	455,756
5.00%, 1/1/43	Baa2	740,000	750,068
Ser. B, 5.00%, 7/1/35	Baa2	410,000	433,395
5.00%, 7/1/34	Baa2	445,000	451,598
Ser. B, 5.00%, 7/1/34	Baa2	285,000	301,794
Ser. B, 5.00%, 7/1/33	Baa2	305,000	322,955
Ser. B, 5.00%, 7/1/32	Baa2	265,000	281,349
4.00%, 7/1/42	Baa2	525,000	477,054
4.00%, 7/1/41	Baa2	215,000	197,618
Ser. B, 4.00%, 7/1/40	Baa2	300,000	278,539
4.00%, 7/1/39	Baa2	450,000	422,274
Ser. B, 4.00%, 7/1/39	Baa2	825,000	774,170
4.00%, 7/1/38	Baa2	150,000	142,630
Ser. B, 4.00%, 7/1/38	Baa2	455,000	432,645
Ser. B, 4.00%, 7/1/37	Baa2	490,000	474,503
4.00%, 7/1/36	Baa2	325,000	319,070
Ser. B, 4.00%, 7/1/36	Baa2	425,000	417,245
4.00%, 7/1/34	Baa2	300,000	298,544
Port Auth. of NY & NJ Rev. Bonds
5.50%, 8/1/52	Aa3	5,000,000	5,448,810
5.00%, 1/15/47	Aa3	3,000,000	3,301,857
Ser. 217, 5.00%, 11/1/44	Aa3	2,700,000	2,923,900
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	5,564,684
4.00%, 11/1/39	Aa3	3,250,000	3,310,231
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	611,170
5.00%, 6/1/25	Ba1	230,000	231,416
5.00%, 6/1/24	Ba1	460,000	460,242
Saratoga Cnty., Cap. Resource Rev. Bonds, (Skidmore College)
Ser. A, 5.00%, 7/1/45	A1	2,500,000	2,690,393
Ser. 21A, 4.00%, 7/1/37	A1	1,385,000	1,423,585
Ser. 21A, 4.00%, 7/1/35	A1	1,285,000	1,338,146
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College), 5.25%, 7/1/52	A1	700,000	770,847
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,138,234
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.00%, 9/1/41	Baa1	100,000	102,854
Ser. B, 5.00%, 9/1/41	Baa1	200,000	205,708
Ser. A, 5.00%, 9/1/40	Baa1	100,000	103,222
Ser. B, 5.00%, 9/1/40	Baa1	200,000	206,443
Ser. A, 5.00%, 9/1/39	Baa1	125,000	129,558
Ser. B, 5.00%, 9/1/39	Baa1	195,000	202,111
Ser. A, 5.00%, 9/1/38	Baa1	125,000	130,379
Ser. B, 5.00%, 9/1/38	Baa1	200,000	208,607
Ser. A, 5.00%, 9/1/37	Baa1	100,000	105,141
Ser. B, 5.00%, 9/1/37	Baa1	220,000	231,311
Ser. A, 5.00%, 9/1/36	Baa1	100,000	105,940
Ser. B, 5.00%, 9/1/36	Baa1	200,000	211,881
Ser. B, 5.00%, 9/1/35	Baa1	200,000	213,311
Ser. B, 5.00%, 9/1/34	Baa1	200,000	214,263
Ser. B, 5.00%, 9/1/33	Baa1	150,000	160,829
Ser. B, 5.00%, 9/1/32	Baa1	150,000	161,127
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/50	BBB-	2,810,000	2,843,024
4.00%, 6/1/41	A-	1,300,000	1,294,458
4.00%, 6/1/40	A-	1,250,000	1,252,033
4.00%, 6/1/39	A-	1,250,000	1,257,671
4.00%, 6/1/38	A-	815,000	824,434
4.00%, 6/1/37	A-	1,250,000	1,279,017
Ser. B-2, zero %, 6/1/66	BB/P	5,000,000	588,467
Syracuse, Regl. Arpt. Auth. Rev. Bonds
5.00%, 7/1/33	Baa1	1,500,000	1,620,202
4.00%, 7/1/36	Baa1	400,000	392,701
4.00%, 7/1/35	Baa1	350,000	346,839
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,543,944
(Ithaca College), 5.00%, 7/1/41	A3	715,000	736,900
(Ithaca College), 5.00%, 7/1/37	A3	250,000	260,836
(Ithaca College), 5.00%, 7/1/35	A3	150,000	157,835
(Ithaca College), 5.00%, 7/1/34	A3	150,000	158,234
Triborough Bridge & Tunnel Auth. Rev. Bonds
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. D-2, 5.50%, 5/15/52	AA+	3,250,000	3,665,966
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. C, 5.25%, 5/15/52	AA+	5,500,000	6,052,752
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,053,977
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,839,478
Ser. A, zero %, 11/15/30	A1	7,000,000	5,488,762
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.)
Ser. A, 5.00%, 9/1/39	A3	2,725,000	2,925,962
Ser. A, 5.00%, 9/1/37	A3	1,375,000	1,492,731
Ser. A, 5.00%, 9/1/36	A3	1,500,000	1,640,845
Ser. A, 5.00%, 9/1/34	A3	2,000,000	2,209,089
5.00%, 9/1/33	A3	1,000,000	1,106,888
Ser. A, 5.00%, 9/1/32	A3	2,875,000	3,185,785
Ser. A, 5.00%, 9/1/30	A3	1,000,000	1,105,790
Ser. A, 4.00%, 9/1/40	A3	1,375,000	1,354,130
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	A-	15,490,000	15,743,398
Util. Debt Securitization Auth. Rev. Bonds, Ser. 1
5.00%, 12/15/41	Aaa	2,500,000	2,882,909
5.00%, 12/15/40	Aaa	4,000,000	4,645,838
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	4,405,000	4,408,646
(Kendal on Hudson), Ser. B, 5.00%, 1/1/41	BBB+/F	500,000	510,395
(Kendal on Hudson), Ser. B, 5.00%, 1/1/37	BBB+/F	525,000	544,619
(Kendal on Hudson), Ser. B, 5.00%, 1/1/32	BBB+/F	500,000	524,098
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. 144A Rev. Bonds, (Purchase Sr. Learning Cmnty.), 5.00%, 7/1/56	B-/P	2,205,000	2,054,783
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,240,347
(NY Blood Center, Inc.), 5.00%, 7/1/38	Baa1	1,000,000	1,103,547
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	A-	1,250,000	1,282,868
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	483,622
5.00%, 10/15/49	BB/P	665,000	649,150
5.00%, 10/15/39	BB/P	545,000	550,280

			778,255,663
Puerto Rico (0.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	3,200,000	2,972,268
4.00%, 7/1/37	BB/P	2,750,000	2,626,472
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	479,764

			6,078,504
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	4,300,000	4,568,422

			4,568,422

Total municipal bonds and notes (cost $795,997,344)			$799,535,347

SHORT-TERM INVESTMENTS (—%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.51%(AFF)	324,905	$324,905

Total short-term investments (cost $324,905)		$324,905
TOTAL INVESTMENTS

Total investments (cost $796,322,249)		$799,860,252

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $792,285,400.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$9,839,045	$30,387,701	$39,901,841	$57,308	$324,905

	Total Short-term investments	$9,839,045	$30,387,701	$39,901,841	$57,308	$324,905
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.30%, 5.44%, 5.60%, 5.32%, 5.33% and 5.27%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	24.2%
	Transportation	17.1
	Tax bonds	12.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $9,982,517 were held by the TOB trust and served as collateral for $7,579,936 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $64,231 for these investments based on an average interest rate of 3.412%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$799,535,347	$—
Short-term investments	—	324,905	—

Totals by level	$—	$799,860,252	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com